March 26, 2010

Supplement

SUPPLEMENT DATED MARCH 26, 2010 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GLOBAL INFRASTRUCTURE PORTFOLIO
CLASS X
Dated May 1, 2009

The Board of Trustees of Morgan Stanley Select Dimensions Investment Series has approved the following with respect to the Global Infrastructure Portfolio (the "Portfolio"): (i) a change in the Portfolio's principal investment strategies, (ii) removing the 20% limit on the Portfolio's investments in real estate investment trusts ("REITs"), (iii) changing the Portfolio's secondary benchmark to the Dow Jones Brookfield Global Infrastructure Index, (iv) changing the portfolio management team and (v) entering into a sub-advisory agreement between Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Company. As a result, effective March 29, 2010, the Prospectus is revised as follows:

***

The fourth sentence of the first paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Companies in the infrastructure business may be involved in, among other areas, the transmission and distribution of electric energy; the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; the building, operation and maintenance of airports and ports, railroads and mass transit systems; telecommunications; water treatment and distribution; and other emerging infrastructure sectors.

***

The first sentence of the second paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's "Investment Adviser," Morgan Stanley Investment Advisors Inc., and/or "Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, will shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations.

***

The last sentence of the second paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Utilities companies are involved in, among other areas, gas and electric energy, water distribution, telecommunications, and other new or emerging technologies.

***

The third paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting securities to buy, hold or sell for the Portfolio, the Investment Adviser and/or Sub-Advisers actively manage the Portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation. The Investment Adviser and/or Sub-Advisers generally consider selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

***

The fifth and sixth paragraphs under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" are hereby deleted and replaced with the following:

Other Investments. The remaining 20% of the Portfolio's assets may be invested in fixed-income securities, equity securities of companies not engaged in the infrastructure business, U.S. government securities issued, or guaranteed as to principal and interest, by the U.S. Government or its agencies or instrumentalities, and asset-backed securities. The Portfolio may also invest in real estate investment trusts ("REITs") and convertible securities. The Portfolio may invest up to 5% of its assets in fixed-income securities and convertible securities rated below investment grade (commonly known as "junk bonds"). The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. For more information, see the "Additional Investment Strategy Information" section.

***

The seventh paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted.

***

The last two sentences of the first paragraph and the first sentence of the third paragraph under the section of the Prospectus titled "The Portfolio—Principal Risks—Utilities Industry" are hereby deleted.

***

The last sentence of the first paragraph under the section of the Prospectus titled "The Portfolio—Principal Risks—Common Stocks and Other Equity Securities" is hereby deleted.

***

The paragraph titled "Derivatives" under the section of the Prospectus titled "The Portfolio—Principal Risks" is hereby deleted.

***

The paragraph titled "Other Risks" under the section of the Prospectus titled "The Portfolio—Principal Risks" is hereby deleted and replaced with the following:

The performance of the Portfolio also will depend on whether or not the Investment Adviser and/or Sub-Advisers are successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in convertible securities and fixed-income securities, including junk bonds, U.S. government securities, asset-backed securities and REITs. For more information about these risks, see the "Additional Risk Information" section.

***

The chart under the section of the Prospectus titled "The Portfolio—Past Performance—Annual Total Returns—Calendar Years" is hereby deleted and replaced with the following:

ANNUAL TOTAL RETURNS—Calendar Years

Best Quarter (ended June 30, 2009) : 20.93%

Worst Quarter (ended September 30, 2008) : -18.12%

***

The table under the section of the Prospectus titled "The Portfolio—Past Performance—Average Annual Total Returns" is hereby deleted and replaced with the following:

Average Annual Total Returns For Periods Ended December 31, 2009

	Past 1 Year	Past 5 Years	Past 10 Years
The Global Infrastructure Portfolio	18.47%	5.91%	1.52%
Standard & Poor's Global BMI Index[1]	37.76%	4.01%	2.23%
Dow Jones Brookfield Global Infrastructure IndexSM2	34.24%	8.54%	5.10%
S&P 500® Utilities Index/S&P Global Infrastructure Index[3]	25.28%	6.95%	5.31%

(1)  The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 27 developed and 26 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's secondary benchmark was changed in March 2010 from the S&P 500 Utilities Index/S&P Global Infrastructure Index to the Dow Jones Brookfield Global Infrastructure Index to more accurately reflect the Portfolio's investable universe.

(3)  The S&P 500® Utilities Index/S&P Global Infrastructure Index is a custom index represented by the performance of the S&P 500® Utilities Index for periods from the Fund's inception to and including November 5, 2008 (the date the Fund completed implementation of the change to its principal investment strategy from a focus on utilities companies to a focus on infrastructure companies), and the performance of the S&P Global Infrastructure Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

***

The paragraphs titled "Forward Foreign Currency Exchange Contracts," "Options and Futures," "Total Return Swaps" and "Contracts for Difference" under the section of the Prospectus titled "The Portfolio—Additional Investment Strategy Information" are hereby deleted.

***

The paragraphs titled "Forward Foreign Currency Exchange Contracts," "Options and Futures," "Total Return Swaps," "Contract for Difference" and "Counterparty Risk" under the section of the Prospectus titled "The Portfolio—Additional Risk Information" are hereby deleted.

***

Paragraphs two through five under the section of the Prospectus titled "The Portfolio—Portfolio Management" are hereby deleted and replaced with the following:

The Investment Adviser has entered into sub-advisory agreements with the Sub-Advisers—Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the Fund with investment advisory services subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays compensation, if any, to the Sub-Advisers on a monthly basis. The compensation paid is a portion of the net advisory fees the Investment Adviser receives from the Fund. MSIM Limited's address is 20 Bank Street, Canary Wharf, London, England E14 4AD, and MSIM Company's address is 23 Church Street, 16-01 Capital Square, Singapore 04948.

The Fund is managed by members of the Global Infrastructure Securities team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman, a Managing Director of the Investment Adviser, and Matthew King, a Vice President of the Investment Adviser.

Mr. Bigman has been associated with the Investment Adviser in an investment management capacity since 1995 and began managing the Fund in March 2010. Mr. King has been associated with the Investment Adviser in an investment management capacity since 2008 and began managing the Fund in March 2010. Prior to 2008, Mr. King worked at Bear Stearns in a variety of roles, including investment banking, capital markets and research during which time he provided research and analytical support for a number of infrastructure-related financings.

As lead portfolio manager, Mr. Bigman, together with the team, determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

***

All references to "Sub-Adviser" in the Prospectus are hereby deleted and replaced with "Sub-Advisers."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

March 26, 2010

Supplement

SUPPLEMENT DATED MARCH 26, 2010 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GLOBAL INFRASTRUCTURE PORTFOLIO
CLASS Y
Dated May 1, 2009

The Board of Trustees of Morgan Stanley Select Dimensions Investment Series has approved the following with respect to the Global Infrastructure Portfolio (the "Portfolio"): (i) a change in the Portfolio's principal investment strategies, (ii) removing the 20% limit on the Portfolio's investments in real estate investment trusts ("REITs"), (iii) changing the Portfolio's secondary benchmark to the Dow Jones Brookfield Global Infrastructure Index, (iv) changing the portfolio management team and (v) entering into a sub-advisory agreement between Morgan Stanley Investment Advisors Inc. and Morgan Stanley Investment Management Company. As a result, effective March 29, 2010, the Prospectus is revised as follows:

***

The fourth sentence of the first paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Companies in the infrastructure business may be involved in, among other areas, the transmission and distribution of electric energy; the storage, transportation and distribution of natural resources, such as natural gas, used to produce energy; the building, operation and maintenance of highways, toll roads, tunnels, bridges and parking lots; the building, operation and maintenance of airports and ports, railroads and mass transit systems; telecommunications; water treatment and distribution; and other emerging infrastructure sectors.

***

The first sentence of the second paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Portfolio's "Investment Adviser," Morgan Stanley Investment Advisors Inc., and/or "Sub-Advisers," Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, will shift the Portfolio's assets between the different types of companies in the infrastructure business described above based on relative valuation, underlying company fundamentals, and demographic and macroeconomic considerations.

***

The last sentence of the second paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

Utilities companies are involved in, among other areas, gas and electric energy, water distribution, telecommunications, and other new or emerging technologies.

***

The third paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting securities to buy, hold or sell for the Portfolio, the Investment Adviser and/or Sub-Advisers actively manage the Portfolio using a combination of bottom-up and top-down methodologies. The value-driven approach to bottom-up security selection utilizes proprietary research models to identify infrastructure companies that offer the best value relative to their underlying assets and growth prospects. The top-down allocation provides diversified exposure to major economic infrastructure sectors and countries, with an overweighting to those sectors/countries that offer the best relative valuation. The Investment Adviser and/or Sub-Advisers generally consider selling a portfolio holding when it determines that the holding is less attractive based on a number of factors, including changes in the holding's share price, earnings prospects relative to its peers and/or business prospects.

***

The fifth and sixth paragraphs under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" are hereby deleted and replaced with the following:

Other Investments. The remaining 20% of the Portfolio's assets may be invested in fixed-income securities, equity securities of companies not engaged in the infrastructure business, U.S. government securities issued, or guaranteed as to principal and interest, by the U.S. Government or its agencies or instrumentalities, and asset-backed securities. The Portfolio may also invest in real estate investment trusts ("REITs") and convertible securities. The Portfolio may invest up to 5% of its assets in fixed-income securities and convertible securities rated below investment grade (commonly known as "junk bonds"). The Portfolio may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. For more information, see the "Additional Investment Strategy Information" section.

***

The seventh paragraph under the section of the Prospectus titled "The Portfolio—Principal Investment Strategies" is hereby deleted.

***

The last two sentences of the first paragraph and the first sentence of the third paragraph under the section of the Prospectus titled "The Portfolio—Principal Risks—Utilities Industry" are hereby deleted.

***

The last sentence of the first paragraph under the section of the Prospectus titled "The Portfolio—Principal Risks—Common Stocks and Other Equity Securities" is hereby deleted.

***

The paragraph titled "Derivatives" under the section of the Prospectus titled "The Portfolio—Principal Risks" is hereby deleted.

***

The paragraph titled "Other Risks" under the section of the Prospectus titled "The Portfolio—Principal Risks" is hereby deleted and replaced with the following:

The performance of the Portfolio also will depend on whether or not the Investment Adviser and/or Sub-Advisers are successful in applying the Portfolio's investment strategies. The Portfolio is also subject to other risks from its permissible investments, including the risks associated with its investments in convertible securities and fixed-income securities, including junk bonds, U.S. government securities, asset-backed securities and REITs. For more information about these risks, see the "Additional Risk Information" section.

***

The chart under the section of the Prospectus titled "The Portfolio—Past Performance—Annual Total Returns—Calendar Years" is hereby deleted and replaced with the following.

ANNUAL TOTAL RETURNS—Calendar Years

Best Quarter (ended June 30, 2009) : 20.83%

Worst Quarter (ended September 30, 2008) : -18.18%

***

The table under the section of the Prospectus titled "The Portfolio—Past Performance—Average Annual Total Returns" is hereby deleted and replaced with the following:

Average Annual Total Returns For Periods Ended December 31, 2009

	Past 1 Year	Past 5 Years	Life of Portfolio (Since 7/24/00)
The Global Infrastructure Portfolio	18.18%	5.65%	0.77%
Standard & Poor's Global BMI Index[1]	37.76%	4.01%	2.64	%*
Dow Jones Brookfield Global Infrastructure IndexSM2	34.24%	8.54%	5.40	%*
S&P 500® Utilities Index/S&P Global Infrastructure Index[3]	25.28%	6.95%	3.46	%*

*  For the period July 31, 2000 through December 31, 2009.

(1)  The Standard & Poor's Global BMI Index (S&P Global BMI Index) is a broad market index designed to capture exposure to equities in all countries in the world that meet minimum size and liquidity requirements. As of the date of this Prospectus, there are approximately 11,000 index members representing 27 developed and 26 emerging market countries. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Dow Jones Brookfield Global Infrastructure IndexSM is a float-adjusted market capitalization weighted index that measures the stock performance of companies that exhibit strong infrastructure characteristics. The Index intends to measure all sectors of the infrastructure market. The Index was first published in July 2008; however, back-tested hypothetical performance information is available for this Index since December 31, 2002. Returns are calculated using the return data of the S&P Global BMI Index through December 31, 2002 and the return data of the Dow Jones Brookfield Global Infrastructure Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index. The Portfolio's secondary benchmark was changed in March 2010 from the S&P 500 Utilities Index/S&P Global Infrastructure Index to the Dow Jones Brookfield Global Infrastructure Index to more accurately reflect the Portfolio's investable universe.

(3)  The S&P 500® Utilities Index/S&P Global Infrastructure Index is a custom index represented by the performance of the S&P 500® Utilities Index for periods from the Fund's inception to and including November 5, 2008 (the date the Fund completed implementation of the change to its principal investment strategy from a focus on utilities companies to a focus on infrastructure companies), and the performance of the S&P Global Infrastructure Index for periods thereafter. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

***

The paragraphs titled "Forward Foreign Currency Exchange Contracts," "Options and Futures," "Total Return Swaps" and "Contracts for Difference" under the section of the Prospectus titled "The Portfolio—Additional Investment Strategy Information" are hereby deleted.

***

The paragraphs titled "Forward Foreign Currency Exchange Contracts," "Options and Futures," "Total Return Swaps," "Contract for Difference" and "Counterparty Risk" under the section of the Prospectus titled "The Portfolio—Additional Risk Information" are hereby deleted.

***

Paragraphs two through five under the section of the Prospectus titled "The Portfolio—Portfolio Management" are hereby deleted and replaced with the following:

The Investment Adviser has entered into sub-advisory agreements with the Sub-Advisers—Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company"). The Sub-Advisers are wholly owned subsidiaries of Morgan Stanley. The Sub-Advisers provide the Fund with investment advisory services subject to the overall supervision of the Investment Adviser and the Fund's Officers and Trustees. The Investment Adviser pays compensation, if any, to the Sub-Advisers on a monthly basis. The compensation paid is a portion of the net advisory fees the Investment Adviser receives from the Fund. MSIM Limited's address is 20 Bank Street, Canary Wharf, London, England E14 4AD, and MSIM Company's address is 23 Church Street, 16-01 Capital Square, Singapore 04948.

The Fund is managed by members of the Global Infrastructure Securities team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund are Theodore R. Bigman, a Managing Director of the Investment Adviser, and Matthew King, a Vice President of the Investment Adviser.

Mr. Bigman has been associated with the Investment Adviser in an investment management capacity since 1995 and began managing the Fund in March 2010. Mr. King has been associated with the Investment Adviser in an investment management capacity since 2008 and began managing the Fund in March 2010. Prior to 2008, Mr. King worked at Bear Stearns in a variety of roles, including investment banking, capital markets and research during which time he provided research and analytical support for a number of infrastructure-related financings.

As lead portfolio manager, Mr. Bigman, together with the team, determines the investment strategy, establishes asset-allocation frameworks and directs the implementation of investment strategy.

***

All references to "Sub-Adviser" in the Prospectus are hereby deleted and replaced with "Sub-Advisers."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

March 26, 2010

Supplement

SUPPLEMENT DATED MARCH 26, 2010 TO THE
STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE GLOBAL INFRASTRUCTURE PORTFOLIO
Dated May 1, 2009

The Fund's Board of Trustees has approved changes to the Global Infrastructure Portfolio's (the "Portfolio") principal investment strategies and portfolio management team. As a result, effective March 29, 2010, the Statement of Additional Information ("SAI") is revised as follows:

***

The definition of "Sub-Adviser" under the section titled "Glossary of Selected Defined Terms" is hereby deleted and replaced with the following:

"Sub-Advisers"—Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company, each a wholly owned subsidiary of Morgan Stanley (only applicable to the Global Infrastructure Portfolio).

***

The second paragraph of the section titled "V. Investment Advisory and Other Services—A. Investment Adviser, Sub-Adviser and Administrator" is hereby deleted and replaced with the following:

With respect to the Global Infrastructure Portfolio, the Sub-Advisers are Morgan Stanley Investment Management Limited, located at 25 Cabot Square, Canary Wharf, London, E14 4QA, England, and Morgan Stanley Investment Management Company, located at 23 Church Street, 16-01 Capital Square, Singapore 04948. Each is a wholly-owned subsidiary of Morgan Stanley.

***

The eighth paragraph of the section titled "V. Investment Advisory and Other Services—A. Investment Adviser, Sub-Adviser and Administrator" is hereby deleted and replaced with the following:

Pursuant to sub-advisory agreements (each, a "Sub-Advisory Agreement") between the Investment Adviser and each of the Sub-Advisers with respect to the Global Infrastructure Portfolio, the Sub-Advisers have been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Global Infrastructure Portfolio, to, together with the Investment Adviser, continuously furnish investment advice concerning individual security selections, asset allocations and economic trends and management of the Global Infrastructure Portfolio. The Investment Adviser pays compensation, if any, to the Sub-Advisers on a monthly basis. The compensation paid is a portion of the net advisory fees the Investment Adviser receives from the Global Infrastructure Portfolio.

***

The second and third sentences of the second paragraph of the section titled "V. Investment Advisory and Other Services—C. Services Provided by the Investment Adviser, Sub-Adviser and Administrator" are hereby deleted and replaced with the following:

The Sub-Advisers, subject to the overall supervision of the Investment Adviser and the Trustees of the Global Infrastructure Portfolio, furnish investment advice concerning individual security selections, asset allocations and economic trends and management of the Global Infrastructure Portfolio.

***

The section titled "V. Investment Advisory and Other Services—F. Fund Management—Other Accounts Managed by the Portfolio Managers—Global Infrastructure" is hereby deleted and replaced with the following:

F. Fund Management

Other Accounts Managed by Portfolio Managers at December 31, 2008 (unless otherwise indicated):

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts		Total Assets in the Accounts
Global Infrastructure
Theodore R. Bigman (as of December 31, 2009)	17	$4.1 billion	15	$2.3 billion	508	(2)	$7.9 billion	(2)
Matthew King (as of March 29, 2010)	3	$508.7 million	—	—	—			—

(1) Of these other accounts, three accounts with total assets of approximately $1.0 billion had performance based fees.

(2) Of these other accounts, 13 accounts with a total of $650.8 million in assets had performance based fees.

***

The first paragraph of the section titled "V. Investment Advisory and Other Services—F. Fund Management—Securities Ownership of Portfolio Managers—Global Infrastructure" is hereby deleted and replaced with the following:

As of December 31, 2008 (unless otherwise indicated), the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Global Infrastructure

Theodore R. Bigman (as of December 31, 2009)  none

Matthew King (as of December 31, 2009)  none

***

All references to "Sub-Adviser" in the SAI are hereby deleted and replaced with "Sub-Advisers."

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.